Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document And Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Securities Act File Number	001-33414
Entity Registrant Name	DENISON MINES CORP.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	1090
Entity Tax Identification Number	98-0622284
Entity Address, Address Line One	1100 – 40 University Avenue
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 1T1
Entity Address, Country	CA
City Area Code	416
Local Phone Number	979-1991
Title of 12(b) Security	Common Shares
Trading Symbol	DNN
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	901,610,950
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Toronto, ON, Canada
Entity Central Index Key	0001063259
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact [Member]
Document And Entity Information
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System